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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050

Date of fiscal year end:      February 28, 2014

Date of reporting period:    November 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2013 (Unaudited)

COMMON STOCKS - 83.0%	Shares	Value
Consumer Discretionary - 3.5%
Auto Components - 0.0% (a)
Superior Industries International, Inc.	1,690	$33,360

Distributors - 1.4%
Core-Mark Holding Company, Inc.	25,945	1,915,260

Household Durables - 1.5%
MDC Holdings, Inc.	1,495	45,179
Toll Brothers, Inc. *	16,120	549,692
UCP, Inc. - Class A *	89,955	1,347,526
		1,942,397
Media - 0.5%
Comcast Corporation - Class A Special	12,900	621,135
Reading International, Inc. *	4,000	29,160
		650,295
Specialty Retail - 0.1%
Advance Auto Parts, Inc.	300	30,303
Staples, Inc.	7,390	114,767
		145,070
Consumer Staples - 2.1%
Food & Staples Retailing - 2.1%
Tesco plc - ADR	159,780	2,743,423

Food Products - 0.0% (a)
Kellogg Company	200	12,128

Energy - 10.5%
Energy Equipment & Services - 8.2%
Dawson Geophysical Company *	39,180	1,266,298
Era Group, Inc. *	42,515	1,387,264
Halliburton Company	32,935	1,735,016
Key Energy Services, Inc. *	223,800	1,754,592
Tidewater, Inc.	45,810	2,613,002
Unit Corporation *	45,185	2,176,110
		10,932,282
Oil, Gas & Consumable Fuels - 2.3%
Apache Corporation	2,010	183,895
Exxon Mobil Corporation	14,085	1,316,666
Total S.A. - ADR	26,715	1,611,448
		3,112,009
Financials - 12.5%
Capital Markets - 2.1%
Charles Schwab Corporation (The)	1,820	44,554
Walter Investment Management Corporation *	72,980	2,782,727
		2,827,281
Commercial Banks - 3.3%
Old National Bancorp	4,590	71,374
Trustmark Corporation	2,005	56,240
Wells Fargo & Company	96,377	4,242,516
		4,370,130

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 83.0% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Diversified Financial Services - 0.5%
PICO Holdings, Inc. *	25,450	$616,654

Insurance - 4.1%
Berkshire Hathaway, Inc. - Class B *	38,190	4,450,281
Fidelity National Financial, Inc. - Class A	37,800	1,098,846
		5,549,127
Thrifts & Mortgage Finance - 2.5%
Nationstar Mortgage Holdings, Inc. *	41,120	1,629,585
Ocwen Financial Corporation *	30,860	1,748,528
		3,378,113
Health Care - 0.8%
Biotechnology - 0.1%
Harvard Apparatus Regenerative Technology, Inc. *	25,483	129,199

Health Care Providers & Services - 0.0% (a)
VCA Antech, Inc. *	450	13,477

Life Sciences Tools & Services - 0.7%
Harvard Bioscience, Inc. *	201,625	919,410

Industrials - 28.5%
Aerospace & Defense - 0.5%
Innovative Solutions & Support, Inc.	86,956	669,561

Building Products - 2.0%
Insteel Industries, Inc.	117,360	2,331,943
Masonite International Corporation *	4,415	220,662
Universal Forest Products, Inc.	2,110	109,657
		2,662,262
Construction & Engineering - 12.9%
Granite Construction, Inc.	45,560	1,423,750
Great Lakes Dredge & Dock Corporation	95,545	851,306
Jacobs Engineering Group, Inc. *	104,550	6,248,954
Layne Christensen Company *	248,325	4,134,611
Orion Marine Group, Inc. *	388,115	4,606,925
		17,265,546
Electrical Equipment - 4.1%
Emerson Electric Company	27,910	1,869,691
Encore Wire Corporation	11,635	584,310
Powell Industries, Inc.	38,490	2,640,029
Servotronics, Inc.	42,708	360,882
		5,454,912
Machinery - 5.6%
Astec Industries, Inc.	83,623	3,060,602
Dynamic Materials Corporation	8,685	194,631
Harsco Corporation	82,550	2,158,682
L.S. Starrett Company (The)	6,094	79,161
Lydall, Inc. *	97,567	1,739,620
Omega Flex, Inc. *	11,353	233,758
PMFG, Inc. *	10,083	77,337
		7,543,791

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 83.0% (Continued)	Shares	Value
Industrials - 28.5% (Continued)
Marine - 0.1%
Kirby Corporation *	750	$70,837

Professional Services - 1.6%
CDI Corporation	89,174	1,399,140
CTPartners Executive Search, Inc. *	13,160	86,856
Heidrick & Struggles International, Inc.	35,054	639,385
		2,125,381
Trading Companies & Distributors - 1.7%
Essex Rental Corporation *	150,135	409,869
Lawson Products, Inc. *	143,172	1,828,306
Transcat, Inc. *	7,671	61,061
		2,299,236
Information Technology - 18.0%
Communications Equipment - 3.9%
Cisco Systems, Inc.	237,590	5,048,788
QUALCOMM, Inc.	1,590	116,992
		5,165,780
Computers & Peripherals - 0.7%
Apple, Inc.	140	77,850
EMC Corporation	2,830	67,495
Hewlett-Packard Company	2,550	69,742
Hutchinson Technology, Inc. *	221,295	674,950
		890,037
Electronic Equipment, Instruments & Components - 8.0%
Corning, Inc.	289,690	4,947,905
Dolby Laboratories, Inc. - Class A	550	19,761
Maxwell Technologies, Inc. *	249,405	1,982,770
Newport Corporation *	88,205	1,512,716
Perceptron, Inc.	2,305	23,096
Vishay Precision Group, Inc. *	132,265	2,248,505
		10,734,753
Internet Software & Services - 0.0% (a)
EarthLink, Inc.	9,500	51,775

Semiconductors & Semiconductor Equipment - 3.3%
Cohu, Inc.	23,705	234,917
Intel Corporation	136,820	3,261,789
Rubicon Technology, Inc. *	7,500	76,350
Rudolph Technologies, Inc. *	82,070	923,287
		4,496,343
Software - 2.1%
Microsoft Corporation	72,620	2,769,001

Materials - 7.0%
Chemicals - 1.0%
Kraton Performance Polymers, Inc. *	2,600	60,554
Olin Corporation	935	23,216
Potash Corporation of Saskatchewan, Inc.	39,850	1,261,252
		1,345,022

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 83.0% (Continued)	Shares	Value
Materials - 7.0% (Continued)
Metals & Mining - 6.0%
Alcoa, Inc.	138,640	$1,332,331
Comstock Mining, Inc. *	1,295,865	2,319,598
Molycorp, Inc. *	59,935	286,489
Newmont Mining Corporation	112,110	2,783,691
POSCO - ADR	15,485	1,199,933
Synalloy Corporation	10,725	172,780
		8,094,822
Utilities - 0.1%
Electric Utilities - 0.1%
Exelon Corporation	4,840	130,245

Total Common Stocks (Cost $84,851,170)		$111,058,919

WARRANTS - 0.2%	Shares	Value
Wells Fargo & Company * (Cost $130,130)	16,900	$264,485

MONEY MARKET FUNDS - 16.7%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $22,361,450)	22,361,450	$22,361,450

Total Investments at Value - 99.9% (Cost $107,342,750)		$133,684,854

Other Assets in Excess of Liabilities - 0.1%		161,075

Net Assets - 100.0%		$133,845,929

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
November 30, 2013 (Unaudited)

COMMON STOCKS - 86.0%	Shares	Value
Consumer Discretionary - 5.5%
Distributors - 3.5%
Core-Mark Holding Company, Inc.	5,800	$428,156

Household Durables - 1.5%
MDC Holdings, Inc.	2,200	66,484
UCP, Inc. - Class A *	8,255	123,660
		190,144
Media - 0.5%
Reading International, Inc. *	8,000	58,320

Energy - 11.1%
Energy Equipment & Services - 11.1%
Dawson Geophysical Company *	6,325	204,424
Era Group, Inc. *	4,905	160,050
Key Energy Services, Inc. *	42,000	329,280
Natural Gas Services Group, Inc. *	3,220	95,505
Tidewater, Inc.	5,880	335,395
Unit Corporation *	4,865	234,299
		1,358,953
Financials - 6.3%
Capital Markets - 1.4%
Walter Investment Management Corporation *	4,610	175,779

Commercial Banks - 2.4%
Old National Bancorp	12,315	191,498
Trustmark Corporation	3,680	103,224
		294,722
Diversified Financial Services - 1.0%
PICO Holdings, Inc. *	5,100	123,573

Thrifts & Mortgage Finance - 1.5%
Nationstar Mortgage Holdings, Inc. *	4,530	179,524

Health Care - 0.9%
Biotechnology - 0.2%
Harvard Apparatus Regenerative Technology, Inc. *	4,037	20,467

Life Sciences Tools & Services - 0.7%
Harvard Bioscience, Inc. *	20,150	91,884

Industrials - 47.5%
Aerospace & Defense - 2.6%
Innovative Solutions & Support, Inc.	40,650	313,005

Building Products - 4.9%
Insteel Industries, Inc.	13,784	273,888
Masonite International Corporation *	3,585	179,178

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.0% (Continued)	Shares	Value
Industrials - 47.5% (Continued)
Building Products - 4.9% (Continued)
Universal Forest Products, Inc.	2,810	$146,036
		599,102
Commercial Services & Supplies - 1.4%
Steelcase, Inc. - Class A	10,395	169,751

Construction & Engineering - 9.4%
Granite Construction, Inc.	8,910	278,437
Great Lakes Dredge & Dock Corporation	12,605	112,311
Layne Christensen Company *	19,840	330,336
Orion Marine Group, Inc. *	35,748	424,329
		1,145,413
Electrical Equipment - 6.3%
Encore Wire Corporation	6,584	330,648
Powell Industries, Inc.	5,400	370,386
Servotronics, Inc.	7,944	67,127
		768,161
Machinery - 13.8%
Astec Industries, Inc.	8,465	309,819
Dynamic Materials Corporation	13,750	308,137
Harsco Corporation	11,485	300,333
L.S. Starrett Company (The)	10,999	142,877
Lydall, Inc. *	13,765	245,430
Omega Flex, Inc. *	16,319	336,008
PMFG, Inc. *	6,355	48,743
		1,691,347
Marine - 1.1%
Kirby Corporation *	1,400	132,230

Professional Services - 4.7%
CDI Corporation	16,240	254,806
CTPartners Executive Search, Inc. *	24,860	164,076
Heidrick & Struggles International, Inc.	8,950	163,248
		582,130
Trading Companies & Distributors - 3.3%
Essex Rental Corporation *	20,190	55,119
Lawson Products, Inc. *	18,755	239,501
Transcat, Inc. *	13,544	107,810
		402,430
Information Technology - 9.8%
Computers & Peripherals - 0.1%
Hutchinson Technology, Inc. *	2,069	6,311

Electronic Equipment, Instruments & Components - 5.9%
Maxwell Technologies, Inc. *	43,963	349,506
Newport Corporation *	6,965	119,450
Perceptron, Inc.	5,829	58,406
Vishay Precision Group, Inc. *	11,680	198,560
		725,922

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.0% (Continued)	Shares	Value
Information Technology - 9.8% (Continued)
Semiconductors & Semiconductor Equipment - 3.8%
Cohu, Inc.	19,804	$196,258
International Rectifier Corporation *	1,630	39,022
Rubicon Technology, Inc. *	7,500	76,350
Rudolph Technologies, Inc. *	13,970	157,162
		468,792
Materials - 4.9%
Chemicals - 0.6%
Olin Corporation	3,200	79,456

Metals & Mining - 4.3%
Comstock Mining, Inc. *	110,810	198,350
Hecla Mining Company	20,000	59,000
Molycorp, Inc. *	5,700	27,246
Synalloy Corporation	14,644	235,915
		520,511

Total Common Stocks (Cost $7,505,709)		$10,526,083

MONEY MARKET FUNDS - 12.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $1,530,103)	1,530,103	$1,530,103

Total Investments at Value - 98.5% (Cost $9,035,812)		$12,056,186

Other Assets in Excess of Liabilities - 1.5%		178,263

Net Assets - 100.0%		$12,234,449

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2013 (Unaudited)

CORPORATE BONDS - 38.1%	Par Value	Value
Consumer Discretionary - 6.8%
Auto Components - 0.9%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,096,465

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	452,247
Starbucks Corporation, 6.25%, due 08/15/17	300,000	349,439
		801,686
Household Durables - 0.7%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	518,543
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	211,962
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	156,750
		887,255
Media - 2.7%
Comcast Corporation,
5.90%, due 03/15/16	914,000	1,016,866
6.30%, due 11/15/17	200,000	235,167
5.70%, due 05/15/18	400,000	465,129
DIRECTV Holdings LLC, 3.55%, due 03/15/15	1,042,000	1,078,175
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	219,037
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	411,181
		3,425,555
Multiline Retail - 0.5%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	579,004
6.00%, due 01/15/33	100,000	100,649
		679,653
Specialty Retail - 1.4%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	662,716
Staples, Inc., 9.75%, due 01/15/14	1,058,000	1,069,346
		1,732,062
Consumer Staples - 2.7%
Beverages - 1.0%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	886,801
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	340,449
		1,227,250
Food Products - 0.7%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	903,258

Household Products - 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	352,421

Personal Products - 0.7%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	921,403

Energy - 4.0%
Energy Equipment & Services - 2.3%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,113,365
Transocean, Inc., 7.375%, due 04/15/18	855,000	1,006,527

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 38.1% (Continued)	Par Value	Value
Energy - 4.0% (Continued)
Energy Equipment & Services - 2.3% (Continued)
Weatherford International Ltd.,
6.35%, due 06/15/17	$370,000	$422,731
6.00%, due 03/15/18	300,000	341,611
		2,884,234
Oil, Gas & Consumable Fuels - 1.7%
Peabody Energy Corporation, 7.375%, due 11/01/16	882,000	994,455
Valero Energy Corporation,
4.50%, due 02/01/15	195,000	203,443
6.125%, due 06/15/17	570,000	654,226
10.50%, due 03/15/39	250,000	371,487
		2,223,611
Financials - 1.4%
Commercial Banks - 0.4%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	579,367

Consumer Finance - 1.0%
American Express Company,
7.00%, due 03/19/18	800,000	966,721
8.125%, due 05/20/19	200,000	259,497
		1,226,218
Health Care - 1.3%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	936,376

Pharmaceuticals - 0.5%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	658,069

Industrials - 10.3%
Aerospace & Defense - 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	231,412

Building Products - 0.6%
Masco Corporation,
6.125%, due 10/03/16	300,000	334,500
5.85%, due 03/15/17	400,000	436,000
		770,500
Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	221,491
Waste Management, Inc., 6.375%, due 03/11/15	978,000	1,045,180
		1,266,671
Communications Equipment - 0.8%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,038,568

Containers & Packaging - 0.8%
Bemis Company, Inc., 5.65%, due 08/01/14	1,022,000	1,055,308

Electrical Equipment - 0.7%
Eaton Corporation, 8.10%, due 08/15/22	150,000	190,470

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 38.1% (Continued)	Par Value	Value
Industrials - 10.3% (Continued)
Electrical Equipment - 0.7% (Continued)
Emerson Electric Company, 5.25%, due 10/15/18	$570,000	$658,664
		849,134
Health Care Providers & Services - 0.9%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	1,038,000	1,079,083

Industrial - 1.4%
Great Lakes Dredge & Dock Corporation, 7.375%, due 02/01/19	1,705,000	1,773,200

Machinery - 0.8%
Dover Corporation, 5.45%, due 03/15/18	115,000	131,769
Harsco Corporation, 2.70%, due 10/15/15	885,000	897,593
		1,029,362
Road & Rail - 2.6%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	969,257
CSX Corporation, 6.25%, due 03/15/18	500,000	584,787
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	1,041,639
Ryder System, Inc., 3.15%, due 03/02/15	454,000	466,504
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	231,482
		3,293,669
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc., 2.65%, due 06/15/16	633,000	659,159

Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc., 6.625%, due 09/15/16	500,000	563,785
Corning, Inc.,
6.85%, due 03/01/29	100,000	116,263
7.25%, due 08/15/36	500,000	584,617
		1,264,665
IT Services - 1.7%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	531,476
Western Union Company (The),
5.93%, due 10/01/16	600,000	670,718
6.20%, due 11/17/36	1,025,000	969,663
		2,171,857
Software - 0.9%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,055,278

Materials - 7.5%
Chemicals - 1.1%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	789,091
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	559,770
		1,348,861

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 38.1% (Continued)	Par Value	Value
Materials - 7.5% (Continued)
Construction Materials - 0.9%
Vulcan Materials Company,
6.40%, due 11/30/17	$500,000	$550,000
7.50%, due 06/15/21	500,000	563,750
		1,113,750
Containers & Packaging - 0.7%
Ball Corporation, 7.375%, due 09/01/19	830,000	896,400

Metals & Mining - 4.8%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	856,510
5.87%, due 02/23/22	1,200,000	1,227,264
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	438,627
ArcelorMittal, 5.00%(a), due 02/25/17	960,000	1,018,800
Commercial Metals Company,
6.50%, due 07/15/17	420,000	464,100
7.35%, due 08/15/18	230,000	262,200
Nucor Corporation, 5.85%, due 06/01/18	300,000	344,272
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	394,899
Southern Copper Corporation, 6.375%, due 07/27/15	972,000	1,044,184
		6,050,856
Utilities - 0.5%
Multi-Utilities - 0.5%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	666,990

Total Corporate Bonds (Cost $44,314,950)		$48,149,606

U.S. GOVERNMENT OBLIGATIONS - 50.6%	Par Value	Value
U.S. Treasury Bills (b) - 21.4%
0.075%, due 02/13/14	$15,000,000	$14,998,560
0.045%, due 04/03/14	12,000,000	11,996,640
		26,995,200
U.S. Treasury Notes - 29.2%
2.50%, due 04/30/15	10,000,000	10,323,440
0.375%, due 01/15/16	5,000,000	5,006,640
4.625%, due 02/15/17	5,000,000	5,626,560
0.75%, due 12/31/17	10,000,000	9,890,620
2.00%, due 07/31/20	6,000,000	6,009,372
		36,856,632

Total U.S. Government Obligations (Cost $63,836,291)		$63,851,832

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CLOSED-END FUNDS - 0.7%	Shares	Value
Pioneer High Income Trust	13,600	$233,376
Western Asset Managed High Income Fund, Inc.	122,153	685,278
Total Closed-End Funds (Cost $855,726)		$918,654

MONEY MARKET FUNDS - 10.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $12,633,909)	12,633,909	$12,633,909

Total Investments at Value - 99.4% (Cost $121,640,876)		$125,554,001

Other Assets in Excess of Liabilities - 0.6%		800,115

Net Assets - 100.0%		$126,354,116

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2013.
(b)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2013 (Unaudited)

1.     Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds and U.S. Government Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
CM Advisors Fund:

Common Stocks	$111,058,919	$-	$-	$111,058,919
Warrants	264,485	-	-	264,485
Money Market Funds	22,361,450	-	-	22,361,450
Total	$133,684,854	$-	$-	$133,684,854

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

	Level 1	Level 2	Level 3	Total
CM Advisors Small Cap Value Fund:

Common Stocks	$10,526,083	$-	$-	$10,526,083
Money Market Funds	1,530,103	-	-	1,530,103
Total	$12,056,186	$-	$-	$12,056,186

CM Advisors Fixed Income Fund:

Corporate Bonds	$-	$48,149,606	$-	$48,149,606
U.S. Government Obligations	-	63,851,832	-	63,851,832
Closed-End Funds	918,654	-	-	918,654
Money Market Funds	12,633,909	-	-	12,633,909
Total	$13,552,563	$112,001,438	$-	$125,554,001

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of November 30, 2013, the Funds did not have any transfers in and out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis as of November 30, 2013:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund

Cost of portfolio investments	$107,348,802	$9,089,670	$121,640,876

Gross unrealized appreciation	$29,480,341	$3,111,575	$4,094,186
Gross unrealized depreciation	(3,144,289)	(145,059)	(181,061)

Net unrealized appreciation	$26,336,052	$2,966,516	$3,913,125

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

4.    Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect one of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies within the sectors. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.  As of November 30, 2013, CM Advisors Fund and CM Advisors Small Cap Value Fund had 28.5% and 47.5%, respectively, of the value of its net assets invested in stocks within the Industrials sector.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 23, 2014

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 23, 2014

* Print the name and title of each signing officer under his or her signature.